Revenue (Details) - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue
Revenue	kr 6,343	kr 1,365
Janssen
Revenue
Revenue	1,652	1,189
AbbVie
Revenue
Revenue	4,398
Seattle Genetics
Revenue
Revenue	99	111
BioNTech
Revenue
Revenue	76	53
Other collaboration partners
Revenue
Revenue	118	12
Royalties
Revenue
Revenue	1,738	1,181
Milestone payments
Revenue
Revenue	32	20
License fees
Revenue
Revenue	4,398
Reimbursement income
Revenue
Revenue	kr 175	kr 164